Other Liabilities	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Other Liabilities

22.    OTHER LIABILITIES

	June 30, 2020	December 31, 2019
Post-employment healthcare plan (a)	777,228	98,792
Carbon credit	6,386	4,519
Exclusivity contract	4,200	5,400
Crer para Ver (b)	52,427	51,543
Deferred revenue from performance obligations with customers	349,470	76,250
Provisions for sundry expenses	275,147	156,895
Provisions for rentals	40,363	26,568
Provisions for apportionment of benefits and partnerships payable	5,426	7,860
Long-term incentives	286,595	3,022
Provision for restructuring	101,212	3,401
Provision for store renovation	85,469	15,997
Discontinued operations (c)	94,840	-
Professional fees	95,782	-
Other provisions	313,310	67,846
Total	2,487,855	518,093

Current	1,322,558	396,391
Noncurrent	1,165,297	121,702

a)    As of June 30, 2020, there is R$674,514 related to pension plans assumed in the Avon’s acquisition on January 3, 2020 and R$102,714 related to Natura’s pension plan (R$98,792 on December 31, 2019).

b)    Social program contribution for developing the quality of education;

c)   On December 17, 2015, Avon entered into agreements resulting in the splitting of operations in the United Stated, Canada and Puerto Rico. These transactions were terminated on March 1, 2016. From this date, the contingent liabilities prior to this transaction and related to the operations in the United States, Canada and Puerto Rico are treated as discontinued operations. During the period ending on June 30, 2020, and amount of R$ 48,723 was recorded in administrative expenses pertaining to this provision.